Derivative Warrants - New Warrants - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions				2 Months Ended
	Feb. 22, 2021 USD ($) $ / shares shares	Feb. 04, 2021	Feb. 02, 2021	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2021 shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants exercised				35,000,000.0
Issuance of common shares				35,000,000.0
Gross proceeds from warrants | $				$ 8.0
January 2021 Units Offering
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Term of warrants			5 years
January 2021 Units Offering | Series A Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants exercised	63,300,000
Weighted average warrant exercise price | $ / shares	$ 0.80
Issuance of common shares	63,300,000
Gross proceeds from warrants | $	$ 50.7
February 2021 Units Offering
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Term of warrants		5 years
February 2021 Units Offering | Series A Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants exercised	35,000,000.0
Weighted average warrant exercise price | $ / shares	$ 1.10
Issuance of common shares	35,000,000.0
Gross proceeds from warrants | $	$ 38.5
Registered Offerings | New Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Number of warrants issued	98,300,000
Warrant exercise price | $ / shares	$ 1.50
Number of common stock shares issuable upon conversion of warrants	1
Term of warrants	42 months
Number of warrants outstanding					98,300,000